BALANCE SHEETS - CIK000178115 Alussa Energy Acquisition Corp - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 334,000	$ 370,958	$ 2,282,362
Prepaid expenses and other current assets	219,917	234,167	113,049
Total current assets	553,917	605,125	2,395,411
Marketable securities held in Trust Account	289,838,722	289,834,441	287,830,781
Total assets	290,392,639	290,439,566	290,226,192
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities - Accounts payable and accrued expenses	8,133,536	3,405,463	5,224
Deferred underwriting fee payable		10,062,500	10,062,500
Warrant liabilities	60,950,000	35,356,250	30,962,500
Total liabilities	79,696,036	48,824,213	41,030,224
Commitments outstanding
Aggregate subscription amount	205,696,595	236,615,344	244,195,965
Shareholders' Equity
Preference shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	49,025,999	18,107,557	9,778,630
Accumulated deficit	(44,027,545)	(13,108,795)	(4,779,782)
Total shareholders' equity (deficit)	5,000,008	5,000,009	5,000,003
Total liabilities and shareholders' equity (deficit)	290,392,639	290,439,566	290,226,192
Class A Ordinary Shares
Shareholders' Equity
Ordinary share capital, NOK 0.01 par value, 209,196,827 shares authorized, issued and outstanding as of March, 31, 2021 and December 31, 2020	835	528	436
Total shareholders' equity (deficit)	835	528	436
Class B Ordinary Shares
Shareholders' Equity
Ordinary share capital, NOK 0.01 par value, 209,196,827 shares authorized, issued and outstanding as of March, 31, 2021 and December 31, 2020	719	719	719
Total shareholders' equity (deficit)	$ 719	$ 719	$ 719